Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021		Mar. 31, 2020
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 517,053		¥ 448,290
Maximum potential/Notional amount, Expiring in 1-5 years		3,130,734		2,919,354
Maximum potential/Notional amount, Expiring over 5 years		805,026		563,987
Maximum potential/Notional amount, Total		4,452,813		3,931,631
Credit derivative (asset) liability at fair value	[1]	(69,286)		(68,903)
Protection sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		517,053		448,290
Maximum potential/Notional amount, Expiring in 1-5 years		3,114,128		2,919,354
Maximum potential/Notional amount, Expiring over 5 years		805,026		563,987
Maximum potential/Notional amount, Total		4,436,207		3,931,631
Credit derivative (asset) liability at fair value	[1]	(69,343)		(68,903)
Protection sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		379,092		399,994
Maximum potential/Notional amount, Expiring in 1-5 years		2,548,775		2,411,724
Maximum potential/Notional amount, Expiring over 5 years		775,041		543,721
Maximum potential/Notional amount, Total		3,702,908		3,355,439
Credit derivative (asset) liability at fair value	[1]	(62,506)		(60,515)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	294,312		303,870
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	2,235,390		2,125,006
Maximum potential/Notional amount, Expiring over 5 years	[2]	715,896		494,040
Maximum potential/Notional amount, Total	[2]	3,245,598		2,922,916
Credit derivative (asset) liability at fair value	[1],[2]	(67,707)		(63,855)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		84,780		93,671
Maximum potential/Notional amount, Expiring in 1-5 years		311,702		279,892
Maximum potential/Notional amount, Expiring over 5 years		59,145		49,681
Maximum potential/Notional amount, Total		455,627		423,244
Credit derivative (asset) liability at fair value	[1]	5,284		3,358
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less				2,453
Maximum potential/Notional amount, Expiring in 1-5 years		1,683		6,826
Maximum potential/Notional amount, Expiring over 5 years				0
Maximum potential/Notional amount, Total		1,683		9,279
Credit derivative (asset) liability at fair value	[1]	(83)		(18)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		137,961		48,296
Maximum potential/Notional amount, Expiring in 1-5 years		565,353		507,630
Maximum potential/Notional amount, Expiring over 5 years		29,985		20,266
Maximum potential/Notional amount, Total		733,299		576,192
Credit derivative (asset) liability at fair value	[1]	(6,837)		(8,388)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	43,000		20,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	470,063		210,602
Maximum potential/Notional amount, Expiring over 5 years	[2]	29,133		14,950
Maximum potential/Notional amount, Total	[2]	542,196		245,552
Credit derivative (asset) liability at fair value	[1],[2]	(4,753)		(1,823)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		35,427		0
Maximum potential/Notional amount, Expiring in 1-5 years		65,319		106,630
Maximum potential/Notional amount, Expiring over 5 years				0
Maximum potential/Notional amount, Total		100,746		106,630
Credit derivative (asset) liability at fair value	[1]	(1,165)		(1,360)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		59,534		28,296
Maximum potential/Notional amount, Expiring in 1-5 years		29,971		190,398
Maximum potential/Notional amount, Expiring over 5 years		852		5,316
Maximum potential/Notional amount, Total		90,357		224,010
Credit derivative (asset) liability at fair value	[1]	(919)		(5,205)
Other Credit Derivatives Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			[2],[3]
Maximum potential/Notional amount, Expiring in 1-5 years		16,606	[2],[3]
Maximum potential/Notional amount, Expiring over 5 years			[2],[3]
Maximum potential/Notional amount, Total		16,606	[2],[3]
Credit derivative (asset) liability at fair value	[1]	¥ 57	[2],[3]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Other credit derivatives primarily consist of guarantees for exposures held by the counterparty under interest rate swaps and other types of derivative contracts.